SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Other operating income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue recognition:
Gain on disposal of solar power systems	$ (10,091)		$ (1,666)
Net (gain) loss on disposal of property, plant and equipment	83	$ (253)	1,227
(Insurance claims on) weather-related project damages	1,408	(1,025)
Other operating income, net	(47,068)	(25,523)	(10,536)
Government grants
Revenue recognition:
Other operating income, net	$ (38,468)	$ (24,245)	$ (10,097)